PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net, are recorded at historical cost and consist of the following at December 31:

	2021	2020
Laboratory equipment	$989	$572
Research devices	1,422	486
Sales and marketing devices	669	—
Computer equipment	575	385
Construction in progress	341	613
Tooling	302	270
Trade show assets	293	—
Leased devices	396	127
Other	176	167

	5,163	2,620
Less: Accumulated depreciation and amortization	(1,410)	(716)

Property and equipment, net	$3,753	$1,904